As filed with the Securities and Exchange Commission on February 16, 2016

Securities Act File No. 333-89389

Investment Company Act File No. 811-09637

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 40	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 41	☒

(Check appropriate box or boxes)

BLACKROCK LARGE CAP SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Large Cap Series Funds, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

Master Large Cap Series LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 16th day of February, 2016.

BLACKROCK LARGE CAP SERIES FUNDS, INC.

(REGISTRANT) ON BEHALF OF BLACKROCK LARGE CAP GROWTH FUND, BLACKROCK LARGE CAP VALUE FUND, BLACKROCK LARGE CAP CORE FUND AND BLACKROCK LARGE CAP VALUE RETIREMENT PORTFOLIO

By:	/s/ John M. Perlowski
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John M. Perlowski	Director, President and Chief Executive Officer (Principal Executive Officer)	February 16, 2016
John M. Perlowski
/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	February 16, 2016
Neal J. Andrews

David O. Beim*	Director
David O. Beim

Director
Susan J. Carter

Collette Chilton*	Director
Collette Chilton

Director
Neil A. Cotty

Dr. Matina S. Horner*	Director
Dr. Matina S. Horner

Rodney D. Johnson*	Director
Rodney D. Johnson

Cynthia A. Montgomery*	Director
Cynthia A. Montgomery

Joseph P. Platt*	Director
Joseph P. Platt

Robert C. Robb, Jr.*	Director
Robert C. Robb, Jr.

Mark Stalnecker*	Director
Mark Stalnecker

Kenneth L. Urish*	Director
Kenneth L. Urish

Director
Claire A. Walton

Frederick W. Winter*	Director
Frederick W. Winter

Barbara G. Novick*	Director
Barbara G. Novick

*By:	/s/ Benjamin Archibald	February 16, 2016
Benjamin Archibald, Attorney-In-Fact

SIGNATURES

Master Large Cap Series LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Large Cap Series Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on February 16, 2016.

MASTER LARGE CAP SERIES LLC

By:	/s/ John M. Perlowski
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Large Cap Series Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John M. Perlowski	Director, President and Chief Executive Officer (Principal Executive Officer)	February 16, 2016
John M. Perlowski
/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	February 16, 2016
Neal J. Andrews

David O. Beim*	Director
David O. Beim

Director
Susan J. Carter

Collette Chilton*	Director
Collette Chilton

Director
Neil A. Cotty

Dr. Matina S. Horner*	Director
Dr. Matina S. Horner

Rodney D. Johnson*	Director
Rodney D. Johnson

Cynthia A. Montgomery*	Director
Cynthia A. Montgomery

Joseph P. Platt*	Director
Joseph P. Platt

Robert C. Robb, Jr.*	Director
Robert C. Robb, Jr.

Mark Stalnecker*	Director
Mark Stalnecker

Kenneth L. Urish*	Director
Kenneth L. Urish

Director
Claire A. Walton

Frederick W. Winter*	Director
Frederick W. Winter

Barbara G. Novick*	Director
Barbara G. Novick

*By:		February 16, 2016
Benjamin Archibald, Attorney-In-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase